Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies

Note 18 Commitments and Contingencies

Lease commitments

The Company leases its facilities and certain equipment under operating and capital leases that expire at various dates through 2025. Some of the leases contain renewal options, escalation clauses, rent concessions, and leasehold improvement incentives. Rent expense is recognized on a straight-line basis over the lease term. Rent expense was $7,615, $7,437 and $10,547 in financial years 2013, 2014, and 2015, respectively.

The following is a schedule by years of minimum future lease payments as of December 31, 2015:

	Lease	Sublease income	Net lease
2016	$9,946	$(476)	$9,470
2017	7,207	(394)	6,813
2018	6,223	(255)	5,968
2019	5,908	(232)	5,676
2020	3,755	(180)	3,575
Thereafter	8,235	(180)	8,055

Total minimum future lease payments	$41,274	$(1,717)	$39,557

Purchase obligations

The Company has purchase obligations that are associated with agreements for purchases of goods or services. Management believes that cancellation of these contracts is unlikely and thus the Company expects to make future cash payments according to the contract terms.

The following is a schedule by years of purchase obligations as of December 31, 2015:

2016	$10,756
2017	4,832
2018	231
2019	2
2020	—
Thereafter	—

Total minimum future purchase obligations	$15,821

Other commitments

In connection with the Company’s business combinations, the Company has agreed to pay certain additional amounts contingent upon the achievement of certain revenue targets and other milestones or upon the continued employment with the Company of certain employees of the acquired entities. The Company recorded such expense of $6,316, $3,029 and $3,828 during the year ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2015, the Company estimated that future compensation expense of up to $1,303 may be recognized as expense pursuant to these business combination agreements. The other contingent purchase consideration as of December 31, 2015 was $25,358 and is expected to be paid within the next ten months. Other contingent purchase consideration as of December 31, 2014 was $34,320.

Indemnification

The Company has agreements whereby it indemnifies its managing and supervisory directors for certain events or occurrences while the director is, or was, serving at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not limited; however, the Company has directors’ insurance coverage that reduces its exposure and may enable the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.

The Company provides limited product warranties to its licensees, distribution, reseller and other commercial partners and some of its software distribution, reseller and other commercial partner agreements contain provisions that indemnify such parties from damages and costs resulting from claims that the Company’s software infringes the intellectual property rights of a third party. The Company’s exposure under these warranty and indemnification provisions is generally limited to the total amount paid under the agreement. However, certain agreements may include warranty and/or indemnification provisions that could potentially expose the Company to losses in excess of the amount received under the agreement. To date, there have been no material claims under such warranty and/or indemnification provisions. Accordingly, the Company has not recorded a liability on its consolidated balance sheets for these provisions.

Certain employees of the Company have signed non-competition agreements pursuant to which the employee is obligated to abstain from any competitive activity within the scope of the Company’s business for up to 24 months following termination of the employment relationship. Dependent upon the possibility of waiver of such non-compete restrictions available to the Company, unless such waiver would only lift the non-compete restriction but not the obligation to pay, during such period the Company is obligated to pay the employee a certain percentage of her or his salary. In 2015, the Company paid nil under these agreements, in 2014, the Company paid $299 under these agreements and payments made under these agreements in financial years 2013 amounted to $805.

Litigation contingencies

The Company is involved in legal proceedings, disputes and claims in the ordinary course of business. While the outcome of these matters is currently not determinable, the final resolution of these lawsuits, disputes and claims individually, or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition or results of operations.